CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

	December 31, 2020

	RUB	$
0.75% Convertible Senior Notes due March 2025	92,344	1,250.0
Unamortized debt discount	(8,343)	(112.9)
Unamortized debt issuance cost	(724)	(9.8)
Total convertible debt	83,277	1,127.3